Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of weighted average assumptions used
	2016	2017	2018
Expected volatility	59.60%-62.40%	57.90%-59.70%	57.30%
Weighted average volatility	61.29%	58.44%	57.30%
Expected dividends	-	-	-
Risk-free rate	1.82%-2.70%	2.60%-3.18%	3.10%
Contractual term (in years)	10	10	10
Enterprise value	US$0.30-US$0.32	US$0.32-US$0.65	US$0.65

Schedule of stock option activity
	Employees	Consultants	Total	Weighted average exercise price	Remaining contractual life	Aggregated intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2016	16,661	1,637	18,298	0.30	1.95	8,394
Granted	3,372	-	3,372	1.18	-	-
Exercised	-	-	-	-	-	-
Forfeited	(1,141)	-	(1,141)	0.63	-	-
Outstanding at December 31, 2016	18,892	1,637	20,529	0.43	1.39	9,975
Granted	60	-	60	0.42	-	-
Exercised	-	-	-	-	-	-
Forfeited	(1,877)	-	(1,877)	0.94	-	-
Outstanding at December 31, 2017	17,075	1,637	18,712	0.37	0.72	8,951
Granted	205	-	205	1.00	-	-
Exercised	-	-	-	-	-	-
Forfeited	(3,443)	-	(3,443)	0.12	-	-
Replaced by restricted shares	(13,837)	(1,637)	(15,474)	(0.43)	-	-
Outstanding at December 31, 2018	-	-	-	-	-	-
Exercisable as of December 31, 2016	8,382	1,318	9,700	0.20	0.61	3,914
Exercisable as of December 31, 2017	10,606	1,424	12,030	0.28	0.39	5,293
Exercisable as of December 31, 2018	-	-	-	-	-	-

Schedule of restricted shares
Restricted shares	Number of shares
Outstanding as of January 1, 2016	15,949,454
Restricted shares vested	(15,949,454)
Outstanding as of December 31, 2016	-
Restricted shares vested	-
Outstanding as of December 31, 2017	-
Restricted shares vested	-
Outstanding as of December 31, 2018	-

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
		US$
Outstanding as of January 1, 2018	-	-
Granted	24,407,184	1.595
Vested	(12,917,926)	1.595
Outstanding as of December 31, 2018	11,489,258	1.595